Certain risks and concentration - Fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair value measurement
Short-term investments		$ 17,427
Convertible notes at fair value	$ (49,008)	(34,837)
Financial assets and liabilities		(17,410)
Level 2
Fair value measurement
Short-term investments		17,427
Financial assets and liabilities		17,427
Level 3
Fair value measurement
Convertible notes at fair value	$ (49,008)	(34,837)
Financial assets and liabilities		$ (34,837)